Consolidated Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 4,467	$ 4,254	$ 4,114
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	151	(313)	853
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	512	(416)	153
Reclassification adjustment	14	36	(3)
Total unrealized gain (loss) on assets available-for-sale	526	(380)	150
Defined benefit plans:
Prior service cost arising during the period	(1)	0	0
Net (loss) gain arising during the period	(87)	(189)	342
Foreign exchange adjustment	0	0	1
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	34	69	68
Total defined benefit plans	(54)	(120)	411
Net unrealized gain (loss) on cash flow hedges	3	(10)	9
Total other comprehensive (loss) income, net of tax	626	(823)	1,423
Total comprehensive income	5,093	3,431	5,537
Net (income) loss attributable to noncontrolling interests	(26)	12	(24)
Other comprehensive (income) loss attributable to noncontrolling interests	(3)	11	(15)
Comprehensive income applicable to shareholders of The Bank of New York Mellon Corporation	5,064	3,454	5,498
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders	$ 623	$ (812)	$ 1,408